Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	105 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000163285
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000163291
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
C000163292
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SCB Class
C000163278
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000163284
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
C000163277
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SCB Class
C000163294
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000163300
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
C000163293
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SCB Class
Without Sales Load [Member] | C000163285
Average Annual Return [Line Items]
Average Annual Return, Percent	25.41%	6.77%	6.22%
Without Sales Load [Member] | C000163291
Average Annual Return [Line Items]
Average Annual Return, Percent	25.42%	6.76%	6.22%
Without Sales Load [Member] | C000163292
Average Annual Return [Line Items]
Average Annual Return, Percent	25.15%	6.51%	5.97%
Without Sales Load [Member] | C000163278
Average Annual Return [Line Items]
Average Annual Return, Percent	27.95%	6.70%	6.50%
Without Sales Load [Member] | C000163284
Average Annual Return [Line Items]
Average Annual Return, Percent	27.88%	6.69%	6.50%
Without Sales Load [Member] | C000163277
Average Annual Return [Line Items]
Average Annual Return, Percent	27.71%	6.45%	6.25%
Without Sales Load [Member] | C000163294
Average Annual Return [Line Items]
Average Annual Return, Percent	26.96%	10.38%		8.50%
Without Sales Load [Member] | C000163300
Average Annual Return [Line Items]
Average Annual Return, Percent	26.99%	10.39%		8.52%
Without Sales Load [Member] | C000163293
Average Annual Return [Line Items]
Average Annual Return, Percent	26.67%	10.12%		8.24%
Alliance Bernstein Index: MSCI ACWI ex USA Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (net)
Average Annual Return, Percent	25.35%	7.59%	7.35%
Alliance Bernstein Index: MSCI ACWI ex USA Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (net)
Average Annual Return, Percent	25.35%	7.59%	7.35%
Alliance Bernstein Index: MSCI ACWI ex USA Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (net)
Average Annual Return, Percent	25.35%	7.59%	7.35%
Alliance Bernstein Index: MSCI ACWI ex USA Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (net)
Average Annual Return, Percent	25.35%	7.59%	7.35%
Alliance Bernstein Index: MSCI ACWI ex USA Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (net)
Average Annual Return, Percent	25.35%	7.59%	7.35%
Alliance Bernstein Index: MSCI ACWI ex USA Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (net)
Average Annual Return, Percent	25.35%	7.59%	7.35%
Alliance Bernstein Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	26.76%	9.39%		9.22%
Alliance Bernstein Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	26.76%	9.39%		9.22%
Alliance Bernstein Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	26.76%	9.39%		9.22%
Alliance Bernstein Index: MSCI ACWI ex USA Small Cap Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Small Cap Index (net)
Average Annual Return, Percent	23.25%	8.21%	7.38%
Alliance Bernstein Index: MSCI ACWI ex USA Small Cap Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Small Cap Index (net)
Average Annual Return, Percent	23.25%	8.21%	7.38%
Alliance Bernstein Index: MSCI ACWI ex USA Small Cap Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Small Cap Index (net)
Average Annual Return, Percent	23.25%	8.21%	7.38%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	36.35%	15.98%		14.38%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	36.35%	15.98%		14.38%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	36.35%	15.98%		14.38%